UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:      811-07670

          BlackRock New Jersey Investment Quality Municipal Trust, Inc.
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock New Jersey Investment Quality Municipal Trust, Inc.

                                                  40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:      888-825-2257

Date of fiscal year end:      October 31, 2005

Date of reporting period:      July 31, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2005

BlackRock New Jersey Investment Quality Municipal Trust (RNJ)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—108.3%
			Multi-State—7.2%
A3	$1,000	[3]	Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/49	06/09 @ 100	$ 1,072,370

			New Jersey—94.1%
AAA	1,000		Delaware River Port. Auth. of PA & NJ, 5.75%, 1/01/26, FSA	01/10 @ 100	1,095,910
			Econ. Dev. Auth.,
NR	60		1st Mtge. Lions Gate Proj., Ser. A, 5.75%, 1/01/25	01/13 @ 102	60,937
NR	110		1st Mtge. Lions Gate Proj., Ser. A, 5.875%, 1/01/37	01/13 @ 102	111,586
BBB	1,000		Cigarette Tax Rev., 5.75%, 6/15/34	06/14 @ 100	1,062,920
B	925		Continental Airlines, Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	911,754
BBB	500		Sld. Wst. Rev., Disp. Wst. Mgmt. Proj., Ser. A, 5.30%, 6/01/15	No Opt. Call	523,505
AAA	900		Transp. Proj., Ser. A, 5.75%, 5/01/10, FSA	No Opt. Call	994,806
AAA	1,000	[4]	Edl. Fac. Auth., Rowan Coll. Proj., Ser. E, 5.875%, 7/01/06, AMBAC	N/A	1,037,930
AAA	1,000	[4]	Essex Cnty. Util. Auth. Sld. Wst., Ser. A, 5.60%, 4/01/06, FSA	N/A	1,038,750
			Hlth. Care Fac. Fin. Auth.,
A2	1,000		Hackensack Univ. Med. Ctr. Proj., 6.00%, 1/01/25	01/10 @ 101	1,062,630
AAA	1,000		St. Josephs Hosp. & Med. Ctr. Proj., 5.75%, 7/01/16, CONNIE LEE	07/06 @ 102	1,043,320
NR	750		Middlesex Cnty. Imprvt. Auth., Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	741,953
Baa1	1,000		Middlesex Cnty. Impvt. Auth., Student Hsg. Proj., Ser. A, 5.00%, 8/15/35	08/14 @ 100	1,013,040
AAA	1,000		Passaic Valley Sewage Com. Swr. Sys., GO, Ser. E, 5.75%, 12/01/21, AMBAC	12/09 @ 101	1,103,270
BBB	1,000		Tobacco Settlement Fin. Corp., 6.125%, 6/01/42	06/12 @ 100	1,076,840
			Tpke. Auth., Ser. C, AMBAC,
AAA	785		6.50%, 1/01/16	ETM	936,105
AAA	215		6.50%, 1/01/16	No Opt. Call	255,536

					14,070,792

			Puerto Rico—7.0%
AAA	1,000	[4,5]	Puerto Rico, 5.40%, 7/01/06, FSA	N/A	1,039,030

			Total Long-Term Investments (cost $15,014,328)		16,182,192

			SHORT-TERM INVESTMENTS—37.5%
			New Jersey—19.1%
VMIG1	700	[6]	Essex Cnty. Imprvmt. Auth. Rev., Aces Pooled Govt. Loan Prog., 2.26%, 8/03/05, FRWD	N/A	700,000
A1+	600	[6]	Gloucester Cnty. Ind. Poltn. Cntl., ExxonMobil Proj., 1.95%, 8/01/05, FRDD	N/A	600,000
A1+	590	[6]	Sports & Expo. Auth., Ser. B 2, 2.32%, 8/03/05, MBIA, FRWD	N/A	590,000
A-1	680	[6]	St. Edl. Facs. Auth., Princeton Univ. Proj., Ser. F, 1.95%, 8/01/05, FRDD	N/A	680,000
A1+	285	[6]	St. Edl. Facs. Auth., Princeton Univ. Proj., Ser. B, 2.02%, 7/29/05, FRDD	N/A	285,000

					2,855,000

			Puerto Rico—9.4%
A-1	700	[6]	Gov’t. Dev. Bank, 2.23%, 8/03/05, MBIA, FRWD	N/A	700,000
A-1	700	[6]	Hwy. & Transp. Auth. Transp. Rev., Ser. A, 2.26%, 8/03/05, AMBAC, FRWD	N/A	700,000

					1,400,000

1

BlackRock New Jersey Investment Quality Municipal Trust (RNJ) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUNDS—9.0%
700	AIM Tax Free Investment Co. Cash Reserve Portfolio	$ 700,000
650	SSgA Tax Free Money Mkt. Fund	650,000

		1,350,000

	Total Short-Term Investments (cost $5,605,000)	5,605,000

	Total Investments—145.8% (cost $20,619,3287)	21,787,192
	Liabilities in excess of other assets—4.4%	661,018
	Preferred stock at redemption value, including dividends payable—(50.2)%	(7,501,747)

	Net Assets Applicable to Common Shareholders—100%	$14,946,463

[1]	Using the higher of Standard & Poor’s, Moody’s Investor Service or Fitch Ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2005, the Trust held 7.2% of it nets assets, with a current market value of $1,072,370, in securities restricted as to resale.
[4]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	Security, or a portion thereof, pledged as collateral with a value of $208,706 on 3 short U.S. Treasury Note futures contracts expiring September 2005. The value of such contracts on July 31, 2005 was $332,953, with an unrealized gain of $955.
[6]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
[7]	Cost for Federal income tax purposes is $20,618,210. The net unrealized appreciation on a tax basis is $1,168,982, consisting of $1,171,348 gross unrealized appreciation and $2,366 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	FRWD	—	Floating Rate Weekly Demand
CONNIE LEE	—	College Construction Loan Insurance Assoc.	FSA	—	Financial Security Assurance
ETM	—	Escrowed to Maturity	GO	—	General Obligation
FRDD	—	Floating Rate Daily Demand	MBIA	—	Municipal Bond Insurance Assoc.

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including it principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          BlackRock New Jersey Investment Quality Municipal Trust, Inc.

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: September 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: September 28, 2005

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: September 28, 2005